Deferred tax - Movements of Gross Deferred Tax Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 312.5
Ending balance	350.8	£ 312.5
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	536.0	568.7
Acquisition of subsidiaries	15.1	22.5
(Credit)/charge to income	(20.9)	(51.6)
Charge to other comprehensive income	0.4
Exchange differences and other movements	86.9	(3.6)
Ending balance	617.5	536.0
Gross deferred tax liabilities | Brands and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	325.1	326.8
Acquisition of subsidiaries	15.1	22.5
(Credit)/charge to income	(12.4)	(19.5)
Charge to other comprehensive income	0.0
Exchange differences and other movements	24.8	(4.7)
Ending balance	352.6	325.1
Gross deferred tax liabilities | Associate earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	36.8	58.0
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	(3.5)	(21.4)
Charge to other comprehensive income	0.0
Exchange differences and other movements	3.2	0.2
Ending balance	36.5	36.8
Gross deferred tax liabilities | Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	133.2	123.1
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	19.7	8.2
Charge to other comprehensive income	0.0
Exchange differences and other movements	20.5	1.9
Ending balance	173.4	133.2
Gross deferred tax liabilities | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.0	0.0
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	(14.2)	0.0
Charge to other comprehensive income	0.0
Exchange differences and other movements	37.2	0.0
Ending balance	23.0	0.0
Gross deferred tax liabilities | Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.0	35.8
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	0.0	(35.5)
Charge to other comprehensive income	0.0
Exchange differences and other movements	0.0	(0.3)
Ending balance	0.0	0.0
Gross deferred tax liabilities | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	40.9	25.0
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	(10.5)	16.6
Charge to other comprehensive income	0.4
Exchange differences and other movements	1.2	(0.7)
Ending balance	£ 32.0	£ 40.9